[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[PHOTO OF BRICK WALL]
[EDUCATION]

ANNUAL REPORT DECEMBER 31, 2002

[PHOTO OF HIGHWAY]

EATON VANCE
TAX FREE
RESERVES

[PHOTO OF BRIDGE]

                      IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2002

INVESTMENT UPDATE

[PHOTO OF WILLIAM H. AHERN]
William H. Ahern
Portfolio Manager

INVESTMENT ENVIRONMENT

- The year 2002 is one that many market participants are relieved to see end. It was a year of extremes:record low short-term interest rates; extreme volatility in equities and bonds; high-profile corporate scandals; record corporate bankruptcies; and record mortgage refinancings. Interest rates reached 40-year lows, and the S&P 500 Index sank to lows not seen since April 1997.* The historically strong U.S. dollar weakened against the other major world currencies, while geopolitical tensions are at their worst in years.

- U.S. economic growth continued to be uneven but modestly positive. With Gross Domestic Product estimated to be 2.8% for 2002, the economic recovery hinges on a pickup in business spending and investment, coupled with continued strength in the consumer sector.

- Recent U.S. monetary and fiscal policies have been designed to stimulate the lagging economy. Monetary policy has the Federal Funds rate - a key short-term interest rate barometer - at a 40-year low of 1.25%. During 2002, the Federal Reserve made a single cut of 0.5%, signaling that the Fed was unlikely to lower rates further. On the fiscal side, current policy includes both increased spending on homeland security and the Bush Administration's recently proposed $670 billion tax plan.

- Our outlook is for a moderate economic rebound, accompanied by tighter corporate spreads, lower market volatility, rising short-term rates, and a flatter yield curve. The Fed is unlikely to raise rates until growth in capital spending, an increase in earnings visibility, and a general dissipation of corporate management's risk-averse attitude are apparent. In the meantime, we expect the recovery will continue to unfold slowly and follow an uneven path, much as it did in 2002.

THE FUND

The Past Year

- During the year ended December 31, 2002, shareholders of Eaton Vance Tax Free Reserves received $0.008 in income dividends, free from regular federal income tax.(1)

ABOUT EATON VANCE TAX FREE RESERVES

- To attain its investment objective, Eaton Vance Tax Free Reserves invests in a diversified portfolio of high-quality obligations, including bonds, notes, and commercial paper, the interest from which is exempt from regular federal income tax.(1) The Fund invests in short-term obligations that are rated in the two highest short-term ratings categories, thereby offering minimal credit risk.(2)

- For example, at December 31, 2002, approximately 15.3% of the Fund's assets were invested in general obligation notes or bonds (GOs). Issued by states, counties, cities, towns, villages, and school districts, GOs are backed by the full faith and credit of the issuer, as represented by the unlimited taxing power of the jurisdiction. Because of that taxing power, general obligation bonds are often accorded a fairly high credit quality, dependent, of course, on the creditworthiness of the community in question.

------------------------
(1) A portion of the Fund's income could be subject to federal alternative minimum tax. Income may be subject to state tax.

(2) An investment in the Fund is neither insured nor guaranteed by the U.S. Government. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, this cannot be guaranteed and it is possible to lose money by investing in the Fund. The Fund has no sales charge.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

*It is not possible to invest directly in an Index.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2002

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 105.4%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------
Commercial Paper -- 3.1%
------------------------------------------------------------------------
     $  900        Rochester, MN, Municipal Health,
                   1.50%, 1/22/03                            $   900,000
------------------------------------------------------------------------
                                                             $   900,000
------------------------------------------------------------------------
General Obligation Notes / Bonds -- 15.3%
------------------------------------------------------------------------
     $1,030        Clarke County, GA, School District,
                   (SAW), 4.00%, 9/1/03                      $ 1,045,188
      1,300        Horry County, SC, School District,
                   3.00%, 3/1/03                               1,302,858
        500        Jersey City, NJ, 2.50%, 9/12/03               503,252
        750        Lawrence, KS, 2.25%, 10/1/03                  754,136
        225        Oak Creek, WI, (FGIC), 3.00%, 3/1/03          225,322
        660        Roswell, GA, 2.50%, 2/1/03                    660,668
------------------------------------------------------------------------
                                                             $ 4,491,424
------------------------------------------------------------------------
Revenue Notes / Bonds -- 10.0%
------------------------------------------------------------------------
     $1,500        Kentucky (Asset/Liability Commission),
                   2.75%, 6/26/03                            $ 1,507,765
        200        South Carolina Public Service Authority,
                   (FGIC), 5.40%, 1/1/03                         200,000
      1,000        Texas State, 2.75%, 8/29/03                 1,008,751
        200        Vermont State, (AMBAC), 5.50%, 12/1/03        207,423
------------------------------------------------------------------------
                                                             $ 2,923,939
------------------------------------------------------------------------
Variable Rate Demand Obligations -- 77.0%
------------------------------------------------------------------------
     $  900        Adel, GA, IDA, (Specialty Stampings),
                   (LOC: National Bank of Canada),
                   1.75%, 6/1/14                             $   900,000
      1,000        Butler County, OH, (Healthcare
                   Facilities), (LOC: U.S. Bank, N.A.),
                   1.55%, 5/1/27                               1,000,000
        800        Butler County, PA, IDA, 1.75%, 6/1/20         800,000
      1,500        Clark County, NV, Airport Improvements,
                   1.00%, 7/1/25                               1,500,000
        600        Galveston, TX, IDR, (Mitchell
                   Interests), (LOC: Bank One Texas, N.A.),
                   1.75%, 9/1/13                                 600,000
        700        Illinois Development Finance Authority,
                   (Cinnamon Lake Towers), 1.65%, 4/15/37        700,000
      1,500        Illinois Educational Facility Authority,
                   (John F. Kennedy Health Care
                   Foundation), 1.20%, 12/1/25                 1,500,000
      1,500        Kansas City, MO, IDA (Willow Creek IV
                   Apartments), Fannie Mae, 1.50%, 9/1/25      1,500,000
      1,500        Massachusetts Development Finance
                   Agency, (Boston University),
                   1.15%, 10/1/42                              1,500,000
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
------------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
------------------------------------------------------------------------
     $1,000        Massachusetts Water Resource Authority,
                   (LOC: Landesbank Hessen - Thuringen),
                   1.80%, 8/1/20                             $ 1,000,000
        875        Metropolitan Government of Nashville and
                   Davidson County, TN, IDR (Dixie
                   Graphics, Inc.), 1.55%, 5/1/09                875,000
      1,500        New Jersey Economic Development
                   Authority, (Crowley Liner Services),
                   (LOC: Citibank N.A.), 1.40%, 4/1/13         1,500,000
      1,500        New Jersey Turnpike Authority, (MBIA),
                   1.65%, 1/11/11                              1,500,000
      1,000        New York, NY, 1.85%, 10/1/23                1,000,000
        400        North Carolina Medical Care, (Richmond
                   Memorial Hospital), 1.70%, 10/1/16            400,000
        500        North Central, TX, Health Facility
                   Development, (Dallas Jewish Community
                   Foundation), (LOC: Allied Irish Bank
                   PLC), 1.70%, 12/1/30                          500,000
        700        Ohio Higher Education Facility
                   Commission, (John Carroll University),
                   1.25%, 11/15/31                               700,000
      1,000        Pennsylvania Turnpike Commision, (Oil
                   Franchise), (AMBAC), 1.61%, 12/15/15        1,000,000
      1,250        Philadelphia, PA, IDR (Cliveden
                   Maplewood), 1.65%, 1/1/24                   1,250,000
      1,500        Port Development Corp., TX, Stolt
                   Terminals, (LOC: Canadian Imperial
                   Bank), 1.20%, 1/15/14                       1,500,000
      1,300        South Barrington, IL, (Cook County),
                   (LOC: Harris Trust & Savings Bank),
                   1.20%, 12/1/27                              1,300,000
------------------------------------------------------------------------
                                                             $22,525,000
------------------------------------------------------------------------
Total Tax-Exempt Investments -- 105.4%
   (identified cost $30,840,363)                             $30,840,363(1)
------------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.4)%                     $(1,575,032)
------------------------------------------------------------------------
Net Assets -- 100.0%                                         $29,265,331
------------------------------------------------------------------------

 At December 31, 2002, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:


Illinois                                   12.0%
New Jersey                                 12.0%
Pennsylvania                               10.4%
Texas                                      12.3%
Others, representing less than 10%         58.7%
individually

 (1)  Cost for federal income taxes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2002
Assets
-----------------------------------------------------
Investments, at amortized cost            $30,840,363
Cash                                        1,067,258
Receivable for Fund shares sold                 7,815
Interest receivable                            90,783
Prepaid expenses                                   80
-----------------------------------------------------
TOTAL ASSETS                              $32,006,299
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for Fund shares redeemed          $ 2,698,443
Dividends payable                              11,619
Payable to affiliate for Trustees' fees         1,064
Accrued expenses                               29,842
-----------------------------------------------------
TOTAL LIABILITIES                         $ 2,740,968
-----------------------------------------------------
NET ASSETS FOR 29,282,879 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $29,265,331
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $29,266,810
Accumulated net realized loss (computed
   on the basis of identified cost)            (1,479)
-----------------------------------------------------
TOTAL                                     $29,265,331
-----------------------------------------------------

Shares of beneficial interest outstanding
-----------------------------------------------------
                                           29,282,879
-----------------------------------------------------
Net Asset Value, Offering Price and Redemption
Price Per Share
-----------------------------------------------------
($29,265,331  DIVIDED BY 29,282,879
   shares of beneficial
   interest outstanding)                  $      1.00
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2002
Investment Income
--------------------------------------------------
Interest                                  $511,043
--------------------------------------------------
TOTAL INVESTMENT INCOME                   $511,043
--------------------------------------------------

Expenses
--------------------------------------------------
Investment adviser fee                    $165,202
Trustees' fees and expenses                  2,574
Custodian fee                               39,038
Legal and accounting services               29,142
Transfer and dividend disbursing agent
   fees                                     13,206
Registration fees                           11,104
Printing and postage                         7,960
Interest                                       487
Miscellaneous                               12,917
--------------------------------------------------
TOTAL EXPENSES                            $281,630
--------------------------------------------------
Deduct --
   Reduction of custodian fee             $ 37,624
--------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 37,624
--------------------------------------------------

NET EXPENSES                              $244,006
--------------------------------------------------

NET INVESTMENT INCOME                     $267,037
--------------------------------------------------

Realized Gain (Loss)
--------------------------------------------------
Net realized gain --
   Investment transactions (identified
      cost)                               $    463
--------------------------------------------------
NET REALIZED GAIN                         $    463
--------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $267,500
--------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------
From operations --
   Net investment income                  $         267,037  $         834,875
   Net realized gain                                    463                 --
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         267,500  $         834,875
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $        (267,037) $        (834,875)
   From net realized gain                              (463)                --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $        (267,500) $        (834,875)
------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest at Net Asset Value of $1.00
   per share --
   Proceeds from sale of shares           $      66,195,487  $      90,195,922
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                         78,632            176,830
   Cost of shares redeemed                      (69,363,489)      (103,721,203)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      (3,089,370) $     (13,348,451)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $      (3,089,370) $     (13,348,451)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $      32,354,701  $      45,703,152
------------------------------------------------------------------------------
AT END OF YEAR                            $      29,265,331  $      32,354,701
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                  YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------
                                    2002        2001        2000        1999        1998
------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------
Net investment income             $ 0.008     $ 0.021     $ 0.036     $ 0.029     $ 0.031
------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------
From net investment income        $(0.008)    $(0.021)    $(0.036)    $(0.029)    $(0.031)
------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $(0.008)    $(0.021)    $(0.036)    $(0.029)    $(0.031)
------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
------------------------------------------------------------------------------------------

TOTAL RETURN(1)                      0.81%       2.20%       3.69%       2.89%       3.09%
------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $29,265     $32,355     $45,703     $40,456     $47,272
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      0.85%       0.75%       0.55%       0.46%       0.48%
   Net expenses after
      custodian fee reduction        0.74%       0.66%       0.46%       0.38%       0.40%
   Interest expense                    --(2)       --(2)       --(2)       --(2)     0.01%
   Net investment income             0.81%       2.18%       3.56%       2.83%       3.04%
------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                      0.79%       0.75%       0.76%       0.76%
   Expenses after custodian
      fee reduction                              0.70%       0.66%       0.68%       0.68%
   Net investment income                         2.13%       3.36%       2.53%       2.76%
Net investment income per
   share                                      $ 0.021     $ 0.034     $ 0.026     $ 0.028
------------------------------------------------------------------------------------------

 (1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (2)  Represents less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax as may be consistent with preservation of capital and maintenance of liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Security Valuation -- The Fund values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Fund must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $1,479, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2005. At December 31, 2002, the Fund did not have any undistributed income on a tax basis. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for shareholders.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distribution to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distribution in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences relate to expired capital loss carry forwards in 2002.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average daily net assets. For the year ended
   December 31, 2002, the fee amounted to $165,202. Except as to Trustees of the Fund who are not

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organization. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2002, no significant amounts have been earned.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended December 31, 2002.

6 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $116,460,796 and $116,805,920, respectively, for the year ended December 31, 2002.

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE TAX FREE RESERVES
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax Free Reserves (the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2003

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" means Eaton Vance Corporation, "EV" means Eaton Vance, Inc., "EVM" means Eaton Vance Management, "BMR" means Boston Management and Research and "EVD" means Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

INTERESTED TRUSTEES

                                              TERM OF                                 NUMBER OF PORTFOLIOS
                        POSITION(S)          OFFICE AND                                 IN FUND COMPLEX
      NAME AND            WITH THE           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH           TRUST              SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes          Trustee            Since 1991      Chairman, President and          190              Director of EVC
 11/9/41                                                     Chief Executive Officer
                                                             of EVC, EV, EVM and
                                                             BMR; Director of EV;
                                                             Vice President and
                                                             Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 registered
                                                             investment companies in
                                                             the EVM Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust.

NONINTERESTED TRUSTEES

                                              TERM OF                                 NUMBER OF PORTFOLIOS
                        POSITION(S)          OFFICE AND                                 IN FUND COMPLEX
      NAME AND            WITH THE           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH           TRUST              SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee            Since 1986      President of Dwight              190           Trustee/Director of the
 3/26/31                                                     Partners, Inc.                                  Royce Funds (mutual
                                                             (corporate relations                           funds) consisting of 17
                                                             and communications                                   portfolios
                                                             company).

 Samuel L. Hayes,         Trustee            Since 1986      Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                                                 Professor of Investment                        Co. (specialty retailer)
                                                             Banking Emeritus,                                and Telect, Inc.
                                                             Harvard University                               (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee            Since 1986      President, Unicorn               190                    None
 9/21/35                                                     Corporation (an
                                                             investment and
                                                             financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

EATON VANCE TAX FREE RESERVES AS OF DECEMBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEES (CONTINUED)

                                              TERM OF                                 NUMBER OF PORTFOLIOS
                        POSITION(S)          OFFICE AND                                 IN FUND COMPLEX
      NAME AND            WITH THE           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH           TRUST              SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                    None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee            Since 1984      Investment Adviser and           170                    None
 2/21/30                                                     Consultant.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                              TERM OF
                        POSITION(S)          OFFICE AND
      NAME AND            WITH THE           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           TRUST              SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,     Vice President        Since 1995      Vice President of EVM and BMR.
 Jr.                                                         Officer of 34 registered
 7/28/59                                                     investment companies managed
                                                             by EVM or BMR.

 Thomas E. Faust         President           Since 2002      Executive Vice President of
 Jr. 5/31/58                                                 EVM, BMR, EVC and EV; Chief
                                                             Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC and Belport
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 50
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter      Vice President        Since 1997      Vice President of EVM and BMR.
 8/20/43                                                     Officer of 126 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Michael R. Mach       Vice President        Since 1999      Vice President of EVM and BMR.
 7/15/47                                                     Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999); Officer of 23
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Robert B.             Vice President        Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57                                           Officer of 125 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Duncan W.             Vice President        Since 2001      Senior Vice President and
 Richardson                                                  Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Walter A. Row, III    Vice President        Since 2001      Director of Equity Research
 7/20/57                                                     and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 Susan Schiff          Vice President        Since 2002      Vice President of EVM and BMR.
 3/13/61                                                     Officer of 24 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 Edward E. Smiley,     Vice President        Since 1999      Vice President of EVM and BMR.
 Jr.                                                         Officer of 36 registered
 10/5/44                                                     investment companies managed
                                                             by EVM or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 190 registered investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor       Treasurer           Since 1989      Vice President of BMR, EVM,
 4/1/45                                                      and EVD. Officer of 112
                                                             registered investment
                                                             companies managed by EVM or
                                                             BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                         EATON VANCE TAX FREE RESERVES
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

            This report must be preceded or accompanied by a current
        prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

277-2/03                                                                   TRSRC